Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Borrowings [abstract]
Trade receivables	¥ 22,093	¥ 26,286
Receivables from financial services	1,140,583	1,134,489
Inventories	17,956	26,677
Equipment on operating leases	81,501
Property, plant and equipment	1,478	55,139
Total	¥ 1,263,611	¥ 1,242,591